Income Taxes - Deferred Income Taxes (Parenthetical) (Detail) $ in Millions	Jun. 30, 2023 USD ($)
Deferred tax assets and liabilities [abstract]
Non-tax effected deductible temporary differences which gave rise to a deferred tax asset being recognized	$ 2